UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Ivy NextShares

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

1

Semiannual Report DECEMBER 31, 2016

Ticker
IVY NEXTSHARES

Ivy Energy NextShares	IVENC

Ivy Focused Growth NextShares	IVFGC

Ivy Focused Value NextShares	IVFVC

Listing Exchange: The NASDAQ Stock Market LLC

IVY INVESTMENTSSM refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY NEXTSHARES

This report is submitted for the general information of the shareholders of Ivy NextShares. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy NextShares prospectus, or summary prospectus, and current performance information.

2

PRESIDENT’S LETTER	IVY NEXTSHARES

DECEMBER 31, 2016 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Across the six months since our last report, investors endured concerns about global economic growth, the level of interest rates, fluctuation in oil prices and the outcome of the U.S. presidential election. As 2016 closed, the domestic equity markets had risen by double digits and the bond market had seen a moderate rise. See the table for a comparison in some common market metrics over the last six months.

Many investors may be unsettled by the prospect that continued change — in leadership of key countries around the world, in government policy, in interest rate levels — will cause market volatility and general uncertainty. While that may be true in the short term, we believe it is important to stay focused on the fundamentals and merits of sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While government policies can affect every business and investor, we think the innovation and skill of individual companies ultimately drives long-term success.

At year-end 2016, the U.S. economy remained fundamentally sound. The U.S. remains a relative bright spot in the world, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market.

The Federal Reserve raised interest rates in December, with an indication that two to three more increases may be executed in 2017. We believe that job growth and inflation will be the most important determinants in the direction of long-term central bank policy. Overseas, the European Central Bank and Bank of Japan are actively engaged in aggressive easing. As yet, these steps are not leading to any notable strengthening of economic activity.

China, in the face of economic softening, has turned toward more aggressive stimulus. We believe economic growth in China is likely to hold steady, which should support broader global growth.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	12/31/16	6/30/16
S&P 500 Index	2,238.83	2,098.86
MSCI EAFE Index	1,684.00	1,608.45
10-Year Treasury Yield	2.45%	1.49%
U.S. unemployment rate	4.7%	4.9%
30-year fixed mortgage rate	4.32%	3.48%
Oil price per barrel	$53.72	$48.33

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of Ivy NextShares Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2016	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	Ivy NextShares

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2016.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each Fund. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 4 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 10-17-16	Ending Account Value 12-31-16	Expenses Paid During Period*	Beginning Account Value 10-17-16	Ending Account Value 12-31-16	Expenses Paid During Period*
Ivy Energy NextShares	$1,000	$1,072.10	$1.97	$1,000	$1,020.42	$4.85	0.95%
Ivy Focused Growth NextShares	$1,000	$1,008.60	$1.61	$1,000	$1,021.27	$3.94	0.78%
Ivy Focused Value NextShares	$1,000	$1,064.70	$1.65	$1,000	$1,021.27	$3.94	0.78%

*	Fund expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 75 days in the six-month period ended December 31, 2016, and divided by 365. Actual inception date for each Fund is 10-17-16 (the date on which shares were first acquired by shareholders).

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as brokerage commissions on purchases and sales of fund shares.

4	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	Ivy Energy NextShares

ALL DATA IS AS OF DECEMBER 31, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Energy	96.8%
Information Technology	1.6%
Materials	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Country Weightings

North America	94.2%
United States	92.4%
Other North America	1.8%
Europe	3.3%
Bahamas/Caribbean	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
U.S. Silica Holdings, Inc.	United States	Energy	Oil & Gas Equipment & Services
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	United States	Energy	Oil & Gas Exploration & Production
Baker Hughes, Inc.	United States	Energy	Oil & Gas Equipment & Services
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Cimarex Energy Co.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, short term investment funds and other money market instruments.

2016	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS	Ivy Energy NextShares (in thousands)

DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.0%
Chevron Corp.	1	$85
Royal Dutch Petroleum Co., New York Shares	1	80
Suncor Energy, Inc.	2	52

		217

Oil & Gas Drilling – 4.6%
Nabors Industries Ltd.	7	109
Patterson-UTI Energy, Inc.	5	138

		247

Oil & Gas Equipment & Services – 28.3%
Baker Hughes, Inc.	3	204
Core Laboratories N.V.	1	95
FMC Technologies, Inc. (A)	1	28
Forum Energy Technologies, Inc. (A)	7	159
Halliburton Co.	5	247
RPC, Inc.	6	128
Schlumberger Ltd.	3	233
Superior Energy Services, Inc.	10	161
U.S. Silica Holdings, Inc.	5	263

		1,518

Oil & Gas Exploration & Production – 51.1%
Anadarko Petroleum Corp.	3	207
Cimarex Energy Co.	1	196
Concho Resources, Inc. (A)	1	168
Continental Resources, Inc. (A)	4	229
Devon Energy Corp.	3	132
Diamondback Energy, Inc. (A)	1	132
EOG Resources, Inc.	2	199

COMMON STOCKS (Continued)	Shares		Value
Oil & Gas Exploration & Production – (Continued)
Extraction Oil & Gas, Inc. (A)	3		$53
Exxon Mobil Corp.	—	*	28
Gulfport Energy Corp. (A)	—	*	9
Laredo Petroleum Holdings, Inc. (A)	7		93
Marathon Oil Corp.	6		112
Newfield Exploration Co. (A)	4		160
Oasis Petroleum LLC (A)	12		181
Parsley Energy, Inc., Class A (A)	6		224
Pioneer Natural Resources Co.	1		202
RSP Permian, Inc. (A)	4		171
Whiting Petroleum Corp. (A)	11		129
WPX Energy, Inc. (A)	8		114

			2,739

Oil & Gas Refining & Marketing – 2.5%
Marathon Petroleum Corp.	1		56
MPLX L.P.	1		25
Phillips 66	1		54

			135

Oil & Gas Storage & Transportation – 6.3%
Enbridge, Inc.	1		45
Energy Transfer Partners L.P.	1		34
Enterprise Products Partners L.P.	3		76
Phillips 66 Partners L.P.	—	*	24
Plains GP Holdings L.P., Class A	2		61
Tallgrass Energy GP L.P., Class A	4		97

			337

Total Energy – 96.8%			5,193

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 1.6%
Wright Express Corp. (A)	1	$86

Total Information Technology – 1.6%		86
Materials

Specialty Chemicals – 1.1%
Flotek Industries, Inc. (A)	6	59

Total Materials—1.1%		59

TOTAL COMMON STOCKS – 99.5%		$5,338
(Cost: $5,080)

SHORT-TERM SECURITIES

Short Term Investment Funds – 0.1%
State Street Institutional U.S. Government Money Market Fund	3	3

TOTAL SHORT-TERM SECURITIES – 0.1%		$3
(Cost: $3)

TOTAL INVESTMENT SECURITIES – 99.6%		$5,341
(Cost: $5,083)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		19

NET ASSETS – 100.0%		$5,360

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,338	$—	$—
Short-Term Securities	—	3	—
Total	$5,338	$3	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

Country Diversification
(as a % of net assets)
United States	92.4%
Netherlands	3.3%

Country Diversification (Continued)
Bermuda	2.0%
Canada	1.8%
Other+	0.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

6	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	Ivy Focused Growth NextShares

ALL DATA IS AS OF DECEMBER 31, 2016 (UNAUDITED)

Asset Allocation

Stocks	97.4%
Information Technology	38.3%
Health Care	15.5%
Financials	13.7%
Consumer Discretionary	11.3%
Industrials	10.7%
Energy	4.5%
Consumer Staples	3.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Top 10 Equity Holdings

Company	Sector	Industry
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Alphabet, Inc., Class C	Information Technology	Internet Software & Services
Celgene Corp.	Health Care	Biotechnology
Charles Schwab Corp. (The)	Financials	Investment Banking & Brokerage
Lam Research Corp.	Information Technology	Semiconductor Equipment
Adobe Systems, Inc.	Information Technology	Application Software
Shire Pharmaceuticals Group plc ADR	Health Care	Biotechnology
Goldman Sachs Group, Inc. (The)	Financials	Investment Banking & Brokerage
EOG Resources, Inc.	Energy	Oil & Gas Exploration & Production
CME Group, Inc.	Financials	Financial Exchanges & Data

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, short term investment funds and other money market instruments.

2016	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	Ivy Focused Growth NextShares (in thousands)

DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 4.2%
Comcast Corp., Class A	3		$217

Home Improvement Retail – 4.3%
Home Depot, Inc. (The)	2		219

Internet & Direct Marketing Retail – 2.8%
Amazon.com, Inc. (A)	—	*	145

Total Consumer Discretionary – 11.3%			581
Consumer Staples

Tobacco – 3.4%
Philip Morris International, Inc.	2		174

Total Consumer Staples – 3.4%			174
Energy

Oil & Gas Exploration & Production – 4.5%
EOG Resources, Inc.	2		230

Total Energy – 4.5%			230
Financials

Financial Exchanges & Data – 4.4%
CME Group, Inc.	2		227

Investment Banking & Brokerage – 9.3%
Charles Schwab Corp. (The)	6		246
Goldman Sachs Group, Inc. (The)	1		230

			476

Total Financials – 13.7%			703

COMMON STOCKS	Shares		Value
Health Care

Biotechnology – 11.8%
Alexion Pharmaceuticals, Inc. (A)	—	*	$52
Celgene Corp. (A)	2		270
Shire Pharmaceuticals Group plc ADR	1		234
Vertex Pharmaceuticals, Inc. (A)	1		47

			603

Health Care Equipment – 2.7%
DexCom, Inc. (A)	1		38
Edwards Lifesciences Corp. (A)	1		103

			141

Pharmaceuticals – 1.0%
Allergan plc (A)	—	*	52

Total Health Care – 15.5%			796
Industrials

Aerospace & Defense – 4.3%
Lockheed Martin Corp.	1		219

Industrial Conglomerates – 4.1%
Danaher Corp.	3		210

Railroads – 2.3%
Union Pacific Corp.	1		118

Total Industrials – 10.7%			547
Information Technology

Application Software – 6.6%
Adobe Systems, Inc. (A)	2		244
salesforce.com, Inc. (A)	1		96

			340

COMMON STOCKS (Continued)	Shares	Value

Data Processing & Outsourced Services – 11.6%
MasterCard, Inc., Class A	4	$405
Visa, Inc., Class A	2	194

		599

Internet Software & Services – 11.2%
Alphabet, Inc., Class C (A)	1	394
Facebook, Inc., Class A (A)	2	184

		578

Semiconductor Equipment – 4.8%
Lam Research Corp.	2	246

Systems Software – 4.1%
Microsoft Corp.	3	210

Total Information Technology – 38.3%		1,973

TOTAL COMMON STOCKS – 97.4%		$5,004
(Cost: $4,960)

SHORT-TERM SECURITIES

Short Term Investment Funds – 2.0%
State Street Institutional U.S. Government Money Market Fund	101	101

TOTAL SHORT-TERM SECURITIES – 2.0%		$101
(Cost: $101)

TOTAL INVESTMENT SECURITIES – 99.4%		$5,105
(Cost: $5,061)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		28

NET ASSETS – 100.0%		$5,133

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,004	$—	$—
Short-Term Securities	—	101	—
Total	$5,004	$101	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2016

PORTFOLIO HIGHLIGHTS	Ivy Focused Value NextShares

ALL DATA IS AS OF DECEMBER 31, 2016 (UNAUDITED)

Asset Allocation

Stocks	99.2%
Financials	32.6%
Energy	13.8%
Information Technology	10.0%
Health Care	9.1%
Industrials	6.6%
Utilities	6.2%
Real Estate	6.1%
Consumer Staples	6.0%
Materials	4.6%
Consumer Discretionary	4.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.8%

Top 10 Equity Holdings

Company	Sector	Industry
American Capital Agency Corp.	Financials	Mortgage REITs
Great Plains Energy, Inc.	Utilities	Electric Utilities
Enterprise Products Partners L.P.	Energy	Oil & Gas Storage & Transportation
Communications Sales & Leasing, Inc.	Real Estate	Specialized REITs
Procter & Gamble Co. (The)	Consumer Staples	Household Products
MetLife, Inc.	Financials	Life & Health Insurance
QUALCOMM, Inc.	Information Technology	Semiconductors
PacWest Bancorp	Financials	Regional Banks
Marathon Petroleum Corp.	Energy	Oil & Gas Refining & Marketing
Pfizer, Inc.	Health Care	Pharmaceuticals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, short term investment funds and other money market instruments.

2016	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	Ivy Focused Value NextShares (in thousands)

DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 4.2%
Limited Brands, Inc.	3	$223

Total Consumer Discretionary – 4.2%		223
Consumer Staples

Household Products – 6.0%
Procter & Gamble Co. (The)	4	315

Total Consumer Staples – 6.0%		315
Energy

Integrated Oil & Gas – 3.1%
Chevron Corp.	1	164

Oil & Gas Refining & Marketing – 4.7%
Marathon Petroleum Corp.	5	248

Oil & Gas Storage & Transportation – 6.0%
Enterprise Products Partners L.P.	12	322

Total Energy – 13.8%		734
Financials

Asset Management & Custody Banks – 4.3%
Invesco Ltd.	8	228

Diversified Banks – 4.1%
Wells Fargo & Co.	4	217

Life & Health Insurance – 5.8%
MetLife, Inc.	6	308

Mortgage REITs – 7.0%
American Capital Agency Corp.	21	374

COMMON STOCKS (Continued)	Shares	Value
Other Diversified Financial Services – 4.6%
JPMorgan Chase & Co.	3	$242

Regional Banks – 4.8%
PacWest Bancorp	5	253

Thrifts & Mortgage Finance – 2.0%
People’s United Financial, Inc.	6	108

Total Financials – 32.6%		1,730
Health Care

Pharmaceuticals – 9.1%
Merck & Co., Inc.	4	234
Pfizer, Inc.	8	246

		480

Total Health Care – 9.1%		480
Industrials

Electrical Components & Equipment – 2.1%
Emerson Electric Co.	2	111

Industrial Machinery – 4.5%
Eaton Corp.	4	239

Total Industrials – 6.6%		350
Information Technology

Communications Equipment – 4.3%
Cisco Systems, Inc.	7	225

Semiconductors – 5.7%
QUALCOMM, Inc.	5	305

Total Information Technology – 10.0%		530

COMMON STOCKS (Continued)	Shares	Value
Materials

Diversified Chemicals – 4.6%
Dow Chemical Co. (The)	4	$241

Total Materials – 4.6%		241
Real Estate

Specialized REITs – 6.1%
Communications Sales & Leasing, Inc.	13	321

Total Real Estate – 6.1%		321
Utilities

Electric Utilities – 6.2%
Great Plains Energy, Inc.	12	326

Total Utilities – 6.2%		326

TOTAL COMMON STOCKS – 99.2%		$5,250
(Cost: $5,144)

SHORT-TERM SECURITIES
Short Term Investment Funds – 0.2%
State Street Institutional U.S. Government Money Market Fund	11	11

TOTAL SHORT-TERM SECURITIES – 0.2%		$11
(Cost: $11)

TOTAL INVESTMENT SECURITIES – 99.4%		$5,261
(Cost: $5,155)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		33

NET ASSETS – 100.0%		$5,294

Notes to Schedule of Investments

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,250	$—	$—
Short-Term Securities	—	11	—
Total	$5,250	$11	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2016

STATEMENTS OF ASSETS AND LIABILITIES	IVY NEXTSHARES

AS OF DECEMBER 31, 2016 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Energy NextShares	Ivy Focused Growth NextShares	Ivy Focused Value NextShares
ASSETS
Investments in unaffiliated securities at value+	$5,341	$5,105	$5,261
Investments at Market Value	5,341	5,105	5,261
Dividends and interest receivable	2	10	14
Receivable from affiliates	47	47	47
Total Assets	5,390	5,162	5,322

LIABILITIES
Shareholder servicing payable	3	3	3
Accounting services fee payable	9	9	9
Other liabilities	18	17	16
Total Liabilities	30	29	28
Total Net Assets	$5,360	$5,133	$5,294

NET ASSETS
Capital paid in (shares authorized – unlimited)	$5,096	$5,115	$5,145
Undistributed (distributions in excess of) net investment income	(1)	2	2
Accumulated net realized gain (loss)	7	(28)	41
Net unrealized appreciation	258	44	106
Total Net Assets	$5,360	$5,133	$5,294
CAPITAL SHARES OUTSTANDING	250	255	250
NET ASSET VALUE PER SHARE	$21.44	$20.13	$21.17

+COST
Investments in unaffiliated securities at cost	$5,083	$5,061	$5,155

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	11

STATEMENTS OF OPERATIONS	IVY NEXTSHARES

FOR THE PERIOD FROM OCTOBER 17, 2016 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2016 (UNAUDITED)

(In thousands)	Ivy Energy NextShares		Ivy Focused Growth NextShares		Ivy Focused Value NextShares
INVESTMENT INCOME
Dividends from unaffiliated securities	$5		$15		$31
Foreign dividend withholding tax	—	*	—		—
Interest and amortization from unaffiliated securities	—	*	—	*	—	*
Total Investment Income	5		15		31

EXPENSES
Investment management fee	5		4		5
Service fee	2		2		2
Custodian fees	1		1		1
Independent Trustees and Chief Compliance Officer fees	—	*	—	*	—	*
Accounting services fee	23		23		23
Professional fees	10		10		10
Other	12		12		11
Total Expenses	53		52		52
Less:
Expenses in excess of limit	(47)		(47)		(47)
Total Net Expenses	6		5		5
Net Investment Income (Loss)	(1)		10		26

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	7		(28)		41
Foreign currency exchange transactions	—	*	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	258		44		106
Net Realized and Unrealized Gain	265		16		147
Net Increase in Net Assets Resulting from Operations	$264		$26		$173

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2016

STATEMENTS OF CHANGES IN NET ASSETS	IVY NEXTSHARES

	Ivy Energy NextShares	Ivy Focused Growth NextShares	Ivy Focused Value NextShares
(In thousands)	Period from 10-17-16 (commencement of operations) to 12-31-16	Period from 10-17-16 (commencement of operations) to 12-31-16	Period from 10-17-16 (commencement of operations) to 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1)	$10	$26
Net realized gain (loss) on investments	7	(28)	41
Net change in unrealized appreciation	258	44	106
Net Increase in Net Assets Resulting from Operations	264	26	173
Distributions to Shareholders From:
Net investment income	—	(8)	(24)
Net realized gains	—	—	—
Total Distributions to Shareholders	—	(8)	(24)
Capital Share Transactions	5,096	5,115	5,145
Net Increase in Net Assets	5,360	5,133	5,294
Net Assets, Beginning of Period	—	—	—
Net Assets, End of Period	$5,360	$5,133	$5,294
Undistributed (distributions in excess of) net investment income	$(1)	$2	$2

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	13

FINANCIAL HIGHLIGHTS	IVY NEXTSHARES

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Ivy Energy NextShares
Period ended 12-31-2016(4)	$20.00	$(0.01)	$1.45	$1.44	$—	$—	$—
Ivy Focused Growth NextShares
Period ended 12-31-2016(4)	20.00	0.06	0.11	0.17	(0.04)	—	(0.04)
Ivy Focused Value NextShares
Period ended 12-31-2016(4)	20.00	0.16	1.13	1.29	(0.12)	—	(0.12)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the Fund had waived or reimbursed expenses.

(4)	For the period from October 17, 2016 (commencement of operations of the Fund) through December 31, 2016.

(5)	Annualized.

14	SEMIANNUAL REPORT	2016

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Ivy Energy NextShares
Period ended 12-31-2016(4)	$21.44	7.21%	$5	0.95	%(5)	-0.14	%(5)	8.15	%(5)	-7.34	%(5)	5%
Ivy Focused Growth NextShares
Period ended 12-31-2016(4)	20.13	0.86	5	0.78	(5)	1.55	(5)	8.03	(5)	-5.70	(5)	8
Ivy Focused Value NextShares
Period ended 12-31-2016(4)	21.17	6.47	5	0.78	(5)	3.90	(5)	7.94	(5)	-3.26	(5)	15

See Accompanying Notes to Financial Statements.

2016	SEMIANNUAL REPORT	15

NOTES TO FINANCIAL STATEMENTS	IVY NEXTSHARES

DECEMBER 31, 2016 (UNAUDITED)

1.	ORGANIZATION

Ivy NextShares, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Ivy Energy NextShares is classified as diversified under the 1940 Act, while Ivy Focused Growth NextShares and Ivy Focused Value NextShares are classified as non-diversified. Ivy Energy NextShares, Ivy Focused Growth NextShares and Ivy Focused Value NextShares (each, a “Fund”) are three series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund is an actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (“SEC”) granting an exemption from certain provisions of the 1940 Act. Individual shares of a NextShares Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from a NextShares Fund. Trading prices of NextShares are directly linked to the Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined trading cost (a premium or discount to NAV), which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and

16	SEMIANNUAL REPORT	2016

interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

2016	SEMIANNUAL REPORT	17

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

18	SEMIANNUAL REPORT	2016

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

There were no level 3 securities owned during the period ended December 31, 2016. There were no transfers between any levels during the period ended December 31, 2016.

4.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the annual rates of 0.85%, 0.75% and 0.75% in Ivy Energy NextShares, Ivy Focused Growth NextShares and Ivy Focused Vale NextShares, respectively, as a percentage of average daily net assets.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance and other administrative services, including maintenance of Fund records, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Fund pays WISC a monthly fee, equal to the greater of one-twelfth of the asset-based fee or the aggregate annual minimum fee as shown in the following table, based on the average daily net asset levels shown in the following table:

Annual Minimum Fee (Per Fund) $115,000

Asset-Based Fee (all Funds)	Annual Basis Point Rate
First $1 Billion	0.03%
Next $5 Billion	0.0225%
Thereafter	0.015%

Other Fees. Each Fund pays all of its other expenses. These include, for each Fund, the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, costs of systems or services used to price Fund securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

2016	SEMIANNUAL REPORT	19

Expense Reimbursements and/or Waivers. Fund expense limitations and related waivers/reimbursements for the period ended December 31, 2016 were as follows:

Fund Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Ivy Energy NextShares	Contractual	10-17-2016	10-31-2017	0.95%	$5	Investment management fees
					42	Accounting and administrative services fees
Ivy Focused Growth NextShares	Contractual	10-17-2016	10-31-2017	0.78%	$4	Investment management fees
					43	Accounting and administrative services fees
Ivy Focused Value NextShares	Contractual	10-17-2016	10-31-2017	0.78%	$5	Investment management fees
					42	Accounting and administrative services fees

Any amounts due to the Funds as a reimbursement but not paid as of December 31, 2016 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

5.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding in-kind transactions and short-term securities) for the period ended December 31, 2016, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Energy NextShares	$—	$250	$—	$191
Ivy Focused Growth NextShares	—	401	—	251
Ivy Focused Value NextShares	—	509	—	516

For the period ended December 31, 2016, the following Funds had in-kind contributions and redemptions as follows:

	In-kind Contributions	In-kind Redemptions
Ivy Energy NextShares	$5,015	$—
Ivy Focused Growth NextShares	4,837	—
Ivy Focused Value NextShares	5,111	—

20	SEMIANNUAL REPORT	2016

6.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Funds issue and redeem shares only in specified large aggregations (“Creation Units”) of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with ALPS Distributors, Inc., the Funds’ distributor for this purpose. The Funds issue and redeem Creation Units in return for the securities, other instruments and/or cash (“Basket”) that the Funds specify each business day. The Funds impose transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. Such transaction fees are reflected in capital share transactions on the Statement of Changes in Net Assets. Transactions in capital shares for each Fund were as follows:

	Ivy Energy NextShares		Ivy Focused Growth NextShares		Ivy Focused Value NextShares
	Period from 10-17-16 (commencement of operations) to 12-31-16		Period from 10-17-16 (commencement of operations) to 12-31-16		Period from 10-17-16 (commencement of operations) to 12-31-16
	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	250	$5,096	255	$5,115	250	$5,145
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net increase	250	$5,096	255	$5,115	250	$5,145

7.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Ivy Energy NextShares	$5,082	$297	$38	$259
Ivy Focused Growth NextShares	5,062	120	77	43
Ivy Focused Value NextShares	5,154	170	63	107

2016	SEMIANNUAL REPORT	21

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT	IVY NEXTSHARES

At a meeting of the Board of Trustees (the “Board”) of Ivy NextShares (the “Trust”) held on August 9, 2016, the trustees, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the appointment of Ivy Investment Management Company (“IICO”) as investment adviser to each series of the Trust and the Investment Management Agreement (the “Management Agreement”) between IICO and the Trust, on behalf of Ivy Focused Growth NextShares™, Ivy Focused Value NextShares™, and Ivy Energy NextShares™ (each, a “Fund,” and collectively, the “Funds”).

The Independent Trustees were assisted in their consideration of the Management Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel had provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the Management Agreement, including, among other things, the nature and the quality of the services proposed to be provided to the Funds by IICO, IICO’s potential profitability (including any fall-out benefits) from its proposed relationship with the Fund, projected economies of scale, the role played by the Independent Trustees and information on comparative fees and expenses. The material factors and conclusions that formed the basis for the Board’s determination to approve the Management Agreement are discussed below.

In considering the Management Agreement, that Board noted that although the Funds had not yet commenced operations, the appears to be designed to be able to achieve acceptable performance. The Board also took note of the prior performance of each of the portfolio managers who will be managing the Funds. The Board also considered the proposed expenses of the Funds, the cost of the services proposed to be provided by IICO, including as compared to the funds in the Ivy Funds family and comparable funds, and concluded that the expenses of the Funds were acceptable. The Board, however, did not discuss the projected profitability of IICO in managing the Funds because the Funds had not yet commenced operations, but noted that they would monitor profitability once that occurs. The Board also considered the nature, extent and quality of services proposed to be provided to the Funds by IICO, taking into account the investment objective and strategy of the Funds, the Board’s experience with IICO, the materials management had provided to the Board on the Funds. In addition, the Board reviewed the resources and key personnel of IICO. The Board also considered other services proposed to be provided to the Funds by IICO based upon their current experiences with IICO, such as IICO’s ability to monitor adherence to the Funds’ investment restrictions, producing reports, providing support services for the Board and Board committees on Funds’ matters, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services proposed to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for funds within the Ivy Funds complex and for Ivy High Income Opportunities Fund. The Board also discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Funds. The Board considered the benefits that would accrue to IICO from its relationship with the Funds, including the fact that certain services are proposed to be provided by affiliates of IICO. After consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates would receive any additional direct benefits that would preclude the Board from approving the Investment Management Agreement with IICO.

22	SEMIANNUAL REPORT	2016

PROXY VOTING INFORMATION	IVY NEXTSHARES

Proxy Voting Guidelines

A description of the policies and procedures Ivy NextShares uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY NEXTSHARES

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY NEXTSHARES

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

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THE IVY NEXTSHARES FAMILY

Domestic Equity Funds

Ivy Focused Growth NextShares

Ivy Focused Value NextShares

Specialty Funds

Ivy Energy NextShares

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs. Trading prices are linked to the NextShares next-computed NAV and will vary by a market-determined premium or discount, which may be zero; may be above, at or below NAV; and may vary significantly from anticipated levels. Purchase and sale prices will not be known until the NextShares NAV is determined at the end of the trading day. NextShares do not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of a fund’s value. Limit orders can be used to control differences in trade prices versus NAV (cost of trade execution), but cannot be used to control or limit execution price. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

Ivy NextShares are a new type of actively managed exchange-traded product. Ivy NextShares have a limited operating history and may not be available at all broker/dealers. There is no guarantee that an active trading market for Ivy NextShares will develop or be maintained, or that their listings will continue or remain unchanged.

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Visit us online at www.ivyinvestments.com

Ivy NextShares funds are managed by Ivy Investment Management Company and are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc., NextShares Solutions LLC, and Ivy Investment Management Company or Ivy Distributors, Inc. (or their affiliates), are all unaffiliated companies.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of an Ivy NextShares exchange-traded managed fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2016	SEMIANNUAL REPORT	27

SEMIANN-NXS (12-16)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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ITEM 12. EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY NEXTSHARES

(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date:	March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	March 10, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	March 10, 2017